UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                June 30, 2011

Check here if Amendment [    ];                Amendment Number:
This Amendment (Check only one.):              [    ] is a restatement.
                                               [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Manulife Asset Management (Hong Kong) Limited
Address:       47 Floor, The Lee Gardens
               33 Hysan Avenue, Causeway Bay
               Hong Kong

Form 13F File Number:                   028-15006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Dommermuth
Title:         Vice Chairman, Investment Operation
Phone:         852 2910 2600

Signature, Place and Date of Signing:

Michael Dommermuth                Hong Kong                    February 21, 2013
------------------                ---------                    -----------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name
--------------------           ----
028-04428                      The Manufacturers Life Insurance Company
028-10490                      Manulife Asset Management (North America) Limited